Summary of Significant Accounting Policies (Details 1) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Anti-dilutive equity securities	158,075,531	99,388,222	134,212,426	94,290,134
Warrant1Member
Anti-dilutive equity securities			14,641,190	0
Stock Options
Anti-dilutive equity securities			21,593,385	16,203,385
Warrant [Member]
Anti-dilutive equity securities			97,977,851	78,086,749